Earnings per share - Narrative (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Earnings Per Share [Abstract]
Unvested restricted stock (in shares)	5,032,769	5,254,512	5,032,769	5,254,512	5,822,811
Number of shares excluded from diluted shares outstanding (in shares)	416,567	152,446	3,253,724	985,779